Risk management, funding and liquidity risk and market risk - Expected maturity of financial assets and financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Assets
Cash and balances with central banks	$ 65,667	$ 102,522
Collateral paid	6,269	4,535
Trading securities and financial assets measured at FVIS	49,228	30,507
Derivative financial instruments	24,109	21,343
Investment securities	103,885	75,326
Loans (net of provisions)	806,767	773,254
Other financial assets	5,456	6,219
All other assets	16,163	16,068
Total assets	1,077,544	1,029,774
Liabilities
Collateral received	3,078	3,525
Deposits and other borrowings	720,489	688,168
Other financial liabilities	38,077	44,870
Derivative financial instruments	30,974	24,647
Debt issues	169,284	156,573
All other liabilities	5,707	6,276
Total liabilities excluding loan capital	967,609	924,059
Loan capital	37,883	33,176
Total liabilities	1,005,492	957,235
Net assets/(liabilities)	72,052	72,539
Within 1 year
Assets
Cash and balances with central banks	65,667	102,522
Collateral paid	6,269	4,535
Trading securities and financial assets measured at FVIS	33,090	25,046
Derivative financial instruments	21,978	18,633
Investment securities	20,930	17,221
Loans (net of provisions)	97,010	92,419
Other financial assets	5,355	6,219
All other assets	921	901
Total assets	251,220	267,496
Liabilities
Collateral received	3,078	3,525
Deposits and other borrowings	711,076	679,903
Other financial liabilities	37,024	42,050
Derivative financial instruments	25,390	19,737
Debt issues	59,911	53,854
All other liabilities	2,732	3,090
Total liabilities excluding loan capital	839,211	802,159
Loan capital	3,829	2,770
Total liabilities	843,040	804,929
Net assets/(liabilities)	(591,820)	(537,433)
Over 1 year
Assets
Trading securities and financial assets measured at FVIS	16,138	5,461
Derivative financial instruments	2,131	2,710
Investment securities	82,955	58,105
Loans (net of provisions)	709,757	680,835
Other financial assets	101
All other assets	15,242	15,167
Total assets	826,324	762,278
Liabilities
Deposits and other borrowings	9,413	8,265
Other financial liabilities	1,053	2,820
Derivative financial instruments	5,584	4,910
Debt issues	109,373	102,719
All other liabilities	2,975	3,186
Total liabilities excluding loan capital	128,398	121,900
Loan capital	34,054	30,406
Total liabilities	162,452	152,306
Net assets/(liabilities)	663,872	609,972
Parent Entity
Assets
Cash and balances with central banks	58,400	93,466
Collateral paid	6,199	4,505
Trading securities and financial assets measured at FVIS	47,014	27,987
Derivative financial instruments	23,902	21,038
Investment securities	95,623	67,508
Loans (net of provisions)	710,043	678,021
Other financial assets	4,951	5,812
Due from subsidiaries	52,339	53,644
Investment in subsidiaries	9,095	8,019
All other assets	13,668	13,760
Total assets	1,021,234	973,760
Liabilities
Collateral received	2,935	3,243
Deposits and other borrowings	644,481	610,357
Other financial liabilities	33,917	38,780
Derivative financial instruments	30,795	24,574
Debt issues	143,882	134,957
Due to subsidiaries	55,722	55,663
All other liabilities	4,744	5,327
Total liabilities excluding loan capital	916,476	872,901
Loan capital	36,770	32,085
Total liabilities	953,246	904,986
Net assets/(liabilities)	67,988	68,774
Parent Entity | Within 1 year
Assets
Cash and balances with central banks	58,400	93,466
Collateral paid	6,199	4,505
Trading securities and financial assets measured at FVIS	31,736	23,447
Derivative financial instruments	21,976	18,500
Investment securities	18,748	14,226
Loans (net of provisions)	76,274	68,391
Other financial assets	4,850	5,812
Due from subsidiaries	8,735	10,031
All other assets	719	781
Total assets	227,637	239,159
Liabilities
Collateral received	2,935	3,243
Deposits and other borrowings	637,088	603,816
Other financial liabilities	33,883	38,736
Derivative financial instruments	25,392	19,722
Debt issues	53,982	47,176
Due to subsidiaries	13,492	14,748
All other liabilities	2,357	2,464
Total liabilities excluding loan capital	769,129	729,905
Loan capital	3,829	2,770
Total liabilities	772,958	732,675
Net assets/(liabilities)	(545,321)	(493,516)
Parent Entity | Over 1 year
Assets
Trading securities and financial assets measured at FVIS	15,278	4,540
Derivative financial instruments	1,926	2,538
Investment securities	76,875	53,282
Loans (net of provisions)	633,769	609,630
Other financial assets	101
Due from subsidiaries	43,604	43,613
Investment in subsidiaries	9,095	8,019
All other assets	12,949	12,979
Total assets	793,597	734,601
Liabilities
Deposits and other borrowings	7,393	6,541
Other financial liabilities	34	44
Derivative financial instruments	5,403	4,852
Debt issues	89,900	87,781
Due to subsidiaries	42,230	40,915
All other liabilities	2,387	2,863
Total liabilities excluding loan capital	147,347	142,996
Loan capital	32,941	29,315
Total liabilities	180,288	172,311
Net assets/(liabilities)	$ 613,309	$ 562,290